1. The Company and Significant Accounting Policies: Use of Estimates (Policies)	9 Months Ended
Sep. 30, 2016
Policy Text Block [Abstract]
Use of Estimates:

Use of Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimates.